Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2018
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Lease Commitment and Total Rental Expense
Note 13. Lease Commitment and Total Rental Expense
The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending
December 31,	Amounts
2019	$291,676
2020	216,528
2021	216,528
2022	216,528
2023	47,508
$988,768
The total rental expense included in the income statements for the years ended December 31, 2018, 2017 and 2016 is $76,096, $107,418 and $118,805, respectively.